COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)										1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 28, 2022	Jan. 28, 2022	Sep. 30, 2021	Sep. 30, 2021	Aug. 15, 2021	Mar. 10, 2021	Mar. 10, 2021	Dec. 18, 2020	Jan. 26, 2020	Mar. 31, 2021	Apr. 30, 2019	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2021	Feb. 28, 2022	Feb. 28, 2021	Dec. 10, 2020
Loss Contingencies [Line Items]
Entity address														the Company entered into a 15-month lease agreement for office space at 18009 Sky Park Circle Suite E, Irvine CA, 92614, commencing on December 18, 2020 through to March 31, 2022 with a minimum base rent of $3,859 per month		Company entered into a 15-month lease agreement for office space at 18009 Sky Park Circle Suite E, Irvine CA, 92614, commencing on December 18, 2020 through to March 31, 2022
Annual rent	$ 1,500					$ 15,880	$ 15,880	$ 3,859
Security deposit	$ 1,500	$ 1,500				$ 15,880	$ 15,880	3,859										$ 3,859
Entity address description														the Company entered into a 10 year lease agreement for q manufacturing facility at 10800 Galaxie Avenue, Ferndale, Michigan, 48220, commencing on May 1, 2021 through to April 30, 2031
Entity address description														the Company entered into a 3-year lease agreement for a vehicle commencing September 30, 2021 through to April 30, 2031 with a minimum base rent of $1,538 per month. The Company paid a down payment of $18,462
Entity address														the Company entered into a 2-year lease agreement for office space at 1516 E Edinger, Santa Ana, California, 92705, commencing on February 1, 2022 through to January 31, 2024
Settlement payment				$ 1,538					$ 18,462	$ 30,000							$ 180,000
Accured expenses																	62,552
Research and development												$ 813,313	$ 982,446	$ 2,800,834	$ 2,316,383	$ 2,961,394	$ 378,236
Robotic Assistance Devices L L C [Member]
Loss Contingencies [Line Items]
Annual rent								$ 3,859
Entity address description						Company entered into a 10-year lease agreement for a manufacturing facility at 10800 Galaxie Avenue, Ferndale, Michigan, 48220, commencing on May 1, 2021 through to April 30, 2031
Entity address description			Company entered into a 3-year lease agreement for a vehicle commencing September 30, 2021 through to April 30, 2031
Entity address		Company entered into a 2-year lease agreement for office space at 1516 E Edinger, Santa Ana, California, 92705, commencing on February 1, 2022 through to January 31, 2024
Ghost Robotics [Member]
Loss Contingencies [Line Items]
Non refundable marketing fee					$ 500,000
Payable					$ 100,000
Maturity date					Sep. 01, 2021
Paid in instalments					$ 40,000
Research and development					$ 85,000
We Secure Robotics Inc One [Member]
Loss Contingencies [Line Items]
Description of settlement											the parties settled all claims for $180,000, payable in 14 monthly installments,
We Secure Robotics Inc One [Member] | Unpaid Consulting Fees Payable [Member]
Loss Contingencies [Line Items]
Non-payment balance											199,358